SHAREHOLDER'S EQUITY - Preferred Stock Shares (Details) - JAWS Spitfire Acquisition Corporation - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0